Selected Statements of Income Data (Tables)	12 Months Ended
Dec. 31, 2017
Selected Statements of Income Data [Abstract]
Summary of financial income
	Year ended December 31,
	2015	2016	2017
Financial income:

Interest on bank deposits and other	$156	$203	$69
Foreign currency translation differences	18	196	-
Interest on marketable securities	260	1,052	1,930

	434	1,451	1,999
Financial expenses:

Bank charges	(160)	(277)	(244)
Foreign currency translation differences	(495)	(674)	(757)
Amortization of premium and accretion of discount on marketable securities	(113)	(454)	(546)

	(768)	(1,405)	(1,547)

Total financial expense (income):	$(334)	$46	$452